Annual Operating Expenses {- Fidelity Mid-Cap Stock Fund} - 04.30 Fidelity Mid-Cap Stock Fund K PRO-08 - Fidelity Mid-Cap Stock Fund - Class K	Jun. 29, 2021
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.60%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.07%
Acquired fund fees and expenses	0.06%
Total annual operating expenses	0.73%	[1]

[1]	(a)Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.